Summary of Significant Accounting Policies - Insurance brokerage service (Details) - HKD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue subject to clawback provision	$ 0.3	$ 0.2	$ 1.0
Minimum
Commission payment term	6 days
Maximum
Commission payment term	26 days